Insurance contracts linked to pensions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of types of insurance contracts [abstract]
Schedule of insurance contracts linked to pensions

	Millions of euros
	2017	2016	2015

Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	238	269	299
Banco Popular (Other similar obligations)	1	—	—
	239	269	299